Revenue - Summary of Revenue from Contracts with Customers (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		$ 3,892.1	$ 2,967.1	$ 2,577.8
Gold [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	[1]	3,748.0	2,802.0	2,408.6
Copper [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	[2]	$ 144.1	$ 165.1	$ 169.2

[1]	All regions.
[2]	Only Peru region (Cerro Corona).